UNCONSOLIDATED STRUCTURED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of unconsolidated structured entities [abstract]
Disclosure of interests in unconsolidated structured entities [text block]
Nature and risks associated with Grupo Aval’s interests in unconsolidated structured entities

December 31, 2017	Securitizations		Grupo Aval’s managed funds		Total
Grupo Aval’s interest-assets
Investments at fair value through profit or loss	Ps.	19,602	Ps.	3,030,499	Ps.	3,050,101
Other account receivables		-		37,606		37,606
Total assets in relation to the Gupo Aval’s interests in the unconsolidated structured entities		19,602		3,068,105		3,087,707
Grupo Aval’s maximum exposure	Ps.	19,602	Ps.	3,068,105	Ps.	3,087,707

December 31, 2016	Securitizations		Grupo Aval’s managed funds		Total
Grupo Aval’s interest-assets
Investments at fair value through profit or loss	Ps.	27,377	Ps.	2,719,217	Ps.	2,746,594
Other account receivables		-		45,489		45,489
Total assets in relation to the Gupo Aval’s interests in the unconsolidated structured entities		27,377		2,764,706		2,792,083
Grupo Aval’s maximum exposure	Ps.	27,377	Ps.	2,764,706	Ps.	2,792,083